Commitments and Contingencies (10K) (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations, material commitments
Contractual obligations	Total	2015	2016	Thereafter
Operating lease commitments	$543	$293	$250	—